UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arrowgrass Capital Partners LLP
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Address:   Level 34, Tower 42
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           25 Old Broad Street
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           London, United Kingdom
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           EC2N 1HQ
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Form 13F File Number:  028-14258
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen Ellwood
           --------------------------------------------------
Title:     Chief Compliance Officer
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Phone:     212-584-1161
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Stephen Ellwood              New York, New York       May 15, 2013
-------------------------   ------------------------  -----------------------
      [Signature]                 [City/State]               [Date}



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F  COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        50
                                               -------------

Form 13F Information Table Value Total:        $731,818
                                               -------------
                                                (thousands)

Note: The information provided herein with respect to warrants assumes the exercise of the reported warrants.

List of Other Included Managers:  None



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMAZON COM INC               COM              023135106   50,579   189,796 SH       SOLE                  189,796
AMERICAN INTL GROUP INC      COM NEW          026874784   25,233   650,000 SH       SOLE                  650,000
APPLE INC                    COM              037833100   31,031    70,100 SH  CALL SOLE                        0
APPLE INC                    COM              037833100   28,774    65,000 SH  PUT  SOLE                   65,000
AUTOZONE INC                 COM              053332102    1,984     5,000     CALL SOLE                        0
BOEING CO                    COM              97023105    12,297   143,236 SH       SOLE                  143,236
BOEING CO                    COM              97023105    10,731   125,000 SH  CALL SOLE                        0
CHEVRON CORP NEW             COM              166764100    3,514    29,570 SH       SOLE                   29,570
CHEVRON CORP NEW             COM              166764100   18,179   153,000 SH  CALL SOLE                        0
CHEVRON CORP NEW             COM              166764100   24,120   203,000 SH  PUT  SOLE                  203,000
COACH INC                    COM              189754104    6,249   125,000 SH       SOLE                  125,000
DIRECTV                      COM              25490A309      679    12,000 SH       SOLE                   12,000
DIRECTV                      COM              25490A309    4,245    75,000 SH  CALL SOLE                        0
DISCOVER FINL SVCS           COM              254709108    6,053   135,000 SH       SOLE                  135,000
EQUINIX INC                  COM NEW          29444U502    4,326    20,000 SH       SOLE                   20,000
GENERAL ELECTRIC CO          COM              369604103    6,811   294,600 SH  PUT  SOLE                  294,600
GENERAL ELECTRIC CO          COM              369604103      532    23,000 SH       SOLE                   23,000
GENERAL MTRS CO              *W EXP 07/10/201 37045V126    8,242   353,583 SH  CALL SOLE                        0
GOOGLE INC                   CL A             38259P508   13,501    17,000 SH       SOLE                   17,000
HEWLETT PACKARD CO           COM              428236103   20,605   864,300 SH  CALL SOLE                        0
HEWLETT PACKARD CO           COM              428236103   15,837   664,300 SH  PUT  SOLE                  664,300
INGERSOLL-RAND PLC           SHS              G47791101    2,200    40,000 SH       SOLE                   40,000
ISHARES INC                  MSCI STH KOR CAP 464286772    6,582   110,750 SH       SOLE                  110,750
ISHARES TR                   MSCI EMERG MKT   464287234   17,322   405,000 SH       SOLE                  405,000
JOHNSON & JOHNSON            COM              478160104   10,974   134,595 SH       SOLE                  134,595
JOHNSON & JOHNSON            COM              478160104   81,530 1,000,000 SH  PUT  SOLE                1,000,000
JUNIPER NETWORKS INC         COM              48203R104    5,562   300,000 SH       SOLE                  300,000
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100    3,165    50,000 SH       SOLE                   50,000
MARKETAXESS HLDGS INC        COM              57060D108      476    12,750 SH       SOLE                   12,750
MGM RESORTS INTERNATIONAL    COM              552953101   44,026 3,348,000 SH       SOLE                3,348,000
MICROSOFT CORP               COM              594918104       29     1,000 SH  CALL SOLE                        0
MICROSOFT CORP               COM              594918104    4,305   150,500 SH  PUT  SOLE                  150,500
MICROSOFT CORP               COM              594918104   12,368   432,300 SH       SOLE                  432,300
MOSAIC CO NEW                COM              61945C103    4,173    70,000 SH       SOLE                   70,000
NEWS CORP                    CL A             65248E104    4,668   153,010 SH       SOLE                  153,010
NOBLE CORPORATION BAAR       NAMEN -AKT       H5833N103    3,815   100,000 SH       SOLE                  100,000
PACIFIC DRILLING SA LUXEMBOU REG SHS          L7257P106    2,377   235,327 SH       SOLE                  235,327
PENNEY J C INC               COM              708160106    1,457    96,400 SH  CALL SOLE                        0
PLAINS EXPL& PRODTN CO       COM              726505100    4,272    90,000 SH       SOLE                   90,000
QUALCOMM INC                 COM              747525103    6,794   101,500 SH       SOLE                  101,500
SPDR S&P 500 ETF TR          TR UNIT          78462F103  156,686 1,000,100 SH  PUT  SOLE                1,000,100
TARGET CORP                  COM              87612E106   13,010   190,062 SH       SOLE                  190,062
TARGET CORP                  COM              87612E106    4,792    70,000 SH  CALL SOLE                        0
TARGET CORP                  COM              87612E106    4,792    70,000 SH  PUT  SOLE                   70,000
TEMPUR PEDIC INTL INC        COM              88023U101    1,985    40,000 SH       SOLE                   40,000
UNITED TECHNOLOGIES CORP     COM              913017109    4,821    51,600 SH       SOLE                   51,600
VIACOM INC NEW               CL B             92553P201   10,759   175,000 SH       SOLE                  175,000
VIACOM INC NEW               CL B             92553P201    4,611    75,000 SH  CALL SOLE                        0
VIACOM INC NEW               CL B             92553P201    9,222   150,000 SH  PUT  SOLE                  150,000
YAHOO INC                    COM              984332106   11,523   489,700 SH       SOLE                  489,700

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